Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of the restatement on financial statements - Insu acquisition corp. II [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 08, 2020
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities
Total Liabilities	$ 9,826,454	$ 9,826,454	9,925.075	9,801,183
Common Stock Subject to Possible Redemption			215,618,860	216,189,340
Class A Common Stock	193	193	198	192
Additional Paid-in Capital	5,083,766	5,083,766	5,571,241	5,000,863
Accumulated Deficit	(84,739)	(84,739)	(572,217)	(1,740)
Balance sheet as of December 31, 2020
Change in fair value of warrant liabilities
Transaction costs allocable to warrant liabilities
Net loss			$ (571,093)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.07)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities			$ 27,837,928	13,592,898
Total Liabilities	$ 14,457,629	$ 14,457,629	27,837,928	13,592,898
Common Stock Subject to Possible Redemption			14,381,140	13,810,660
Class A Common Stock	(139)	(139)	(144)	(138)
Additional Paid-in Capital	(5,083,766)	(5,083,766)	(5,571,241)	(5,000,863)
Accumulated Deficit	(23,267,383)	(23,267,383)	(36,647,683)	(22,400,652)
Balance sheet as of December 31, 2020
Change in fair value of warrant liabilities	866,731	866,731	14,245,031
Transaction costs allocable to warrant liabilities	$ 820,852	$ 820,852	820,852
Net loss			$ (15,065,883)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)	$ (0.06)	$ (0.06)	$ (0.51)
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.05)	$ (0.05)	$ (0.44)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities			$ 27,837,928	13,592,898
Total Liabilities			37,763,003	23,394,081
Common Stock Subject to Possible Redemption			230,000,000	230,000,000
Class A Common Stock			54	54
Additional Paid-in Capital			0	0
Accumulated Deficit			(37,219,900)	$ (22,402,392)
Balance sheet as of December 31, 2020
Change in fair value of warrant liabilities			14,245,031
Transaction costs allocable to warrant liabilities			820,852
Net loss			$ (15,636,976)
Basic and diluted net loss per share, Class A common stock (in Dollars per share)			$ (0.51)
Basic and diluted net loss per share, Class B common stock (in Dollars per share)			$ (0.51)